Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (6,436)	$ 513	$ 5,441
Prepaid expenses	80	(920)	995
Accounts payable	(437)	(1,124)	(1,053)
Accrued liabilities	7,662	(8,606)	8,068
Unearned revenue and long-term unearned revenue	(6,956)	7,996	(5,809)
Restricted cash	4,258	(1,464)	(2,747)
Advances to and from affiliates and joint venture partners	14,417	(7,259)	(42,551)
Other operating assets and liabilities	(2,510)	3,557	4,198
Total	$ 10,078	$ (7,307)	$ (33,458)